Tax Receivable Agreement Obligation to Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Aggregate Payments Due Under the Tax Receivable Agreements

Based on current facts and circumstances, the Company estimates the aggregate payments due under the tax receivable agreements to be as follows:

Years Ending December 31:
2012	$334
2013	1,094
2014	962
2015	20,754
2016	39,701
Thereafter	290,521

Gross expected payments	353,366
Less: Amounts representing discount	(235,555)

Total tax receivable agreement obligations due to related parties	117,811
Less: Current portion due (included in accrued expenses)	(334)

Tax receivable agreement obligations due to related parties	$117,477